Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT ENERGY INCOME PARTNERS ENHANCED INCOME ETF

(the “Fund”)

SUPPLEMENT TO THE FUND’s summary PROSPECTUS and PROSPECTUS

DATED JANUARY 14, 2026

Notwithstanding anything to the contrary in the Fund’s summary prospectus and prospectus, effective as of the date set forth above, any reference to “Alerian MLP Total Return Index” is replaced with “Alerian MLP Index” and any reference to “Blended Index” is replaced with “Blended Benchmark.”

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND summary PROSPECTUS
AND PROSPECTUS FOR FUTURE REFERENCE